Employee Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation Related Costs [Abstract]
Employee benefits	$ 4,714,418	$ 4,603,077	$ 3,003,978